CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net (loss) income	$ 45	$ 85	$ 125	$ 112
Adjustments for the following non-cash items:
Depreciation	206	198	419	398
Unrealized financial instruments loss	33	6	25	26
Share of earnings (loss) from equity-accounted investments	(6)	(2)	(6)	1
Deferred income tax (recovery) expense	(4)	(16)	(13)	21
Gain on disposal			0
Other non-cash items	(9)	32	(24)	31
Dividends received from equity-accounted investments	(12)	(3)	(14)	(3)
Changes in due to or from related parties	9	5	12	(10)
Net change in working capital balances	31	27	(63)	22
Cash Flows From (Used In) Operating Activities	263	242	563	542
Financing activities
Long-term debt - borrowings	472	152	1,963	299
Long-term debt - repayments	(298)	(207)	2,233	462
Capital contributions from participating non-controlling interests - in operating subsidiaries	0	11	4	49
Acquisition of Isagen from non-controlling interests			0	(5)
Issuance of preferred limited partnership units			196	187
Issuance of LP Units			0
Repurchase of LP Units and preferred shares	(8)		8	0
Distributions paid:
To participating non-controlling interests - in operating subsidiaries	(181)	(161)	357	296
To preferred shareholders	(6)	(6)	13	12
To preferred limited partners' unitholders	(10)	(6)	(18)	(11)
To unitholders of Brookfield Renewable or BRELP	(161)	(145)	321	289
Borrowings from related party	200	0	200	0
Cash Flows From Used In Financing Activities	8	(362)	(587)	(540)
Investing activities
Acquisitions			12
Acquisitions of equity-accounted investments	(420)	(27)	(420)	(39)
Investment in:
Sustaining capital expenditures	(29)	(33)	(56)	(51)
Development and construction of renewable power generating assets	(13)	(40)	(38)	(89)
Proceeds from disposal of assets			0	150
Investment in securities	(13)		(25)	0
Restricted cash and other	49	63	(29)	(22)
Cash Flows From Used In Investing Activities	(426)	(37)	(530)	(51)
Foreign exchange gain on cash	(12)	(5)	(8)	0
Cash and cash equivalents
Increase (decrease)	(167)	(162)	(562)	(49)
Balance, beginning of period	404	336	799	223
Balance, end of period	237	174	237	174
Supplemental cash flow information:
Interest paid	185	188	315	305
Interest received	5	9	12	17
Income taxes paid	10	12	23	28
Participating Non-controlling Interests Operating Subsidiaries
Operating activities
Net (loss) income	31	34	87	33
Financing activities
Capital contributions from participating non-controlling interests - in operating subsidiaries		11	4	49
Preferred equity
Operating activities
Net (loss) income	$ 6	$ 6	$ 13	$ 12